Shareholder Report, Holdings (Details)	May 31, 2025
NestYield Total Return Guard ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
NestYield Total Return Guard ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
NestYield Total Return Guard ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
NestYield Total Return Guard ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
NestYield Total Return Guard ETF | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
NestYield Total Return Guard ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
NestYield Total Return Guard ETF | MicroStrategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
NestYield Total Return Guard ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NestYield Total Return Guard ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NestYield Total Return Guard ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
NestYield Total Return Guard ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
NestYield Total Return Guard ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
NestYield Total Return Guard ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
NestYield Total Return Guard ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
NestYield Total Return Guard ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
NestYield Total Return Guard ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NestYield Total Return Guard ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
NestYield Dynamic Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
NestYield Dynamic Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
NestYield Dynamic Income ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
NestYield Dynamic Income ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
NestYield Dynamic Income ETF | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
NestYield Dynamic Income ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
NestYield Dynamic Income ETF | MicroStrategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
NestYield Dynamic Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NestYield Dynamic Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NestYield Dynamic Income ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
NestYield Dynamic Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
NestYield Dynamic Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
NestYield Dynamic Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
NestYield Dynamic Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NestYield Dynamic Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
NestYield Dynamic Income ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NestYield Dynamic Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
NestYield Visionary ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
NestYield Visionary ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
NestYield Visionary ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NestYield Visionary ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
NestYield Visionary ETF | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
NestYield Visionary ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
NestYield Visionary ETF | MicroStrategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
NestYield Visionary ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NestYield Visionary ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
NestYield Visionary ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
NestYield Visionary ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
NestYield Visionary ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
NestYield Visionary ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
NestYield Visionary ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NestYield Visionary ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
NestYield Visionary ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
NestYield Visionary ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%